Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities
Summary of accounts payable and accrued liabilities

	December 31,	December 31,
	2023	2022

Accounts payable and accrued liabilities	$8,828	$18,850
Withholding tax liability	—	14
	$8,828	$18,864